PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Motor vehicles	¥5,312,274	¥5,176,175	$713,827
Office equipment and fixtures	1,442,395	1,440,819	198,698
Production equipment	31,102,055	31,115,843	4,291,071
Leasehold improvement	—	2,260,000	311,668
Total cost	37,856,724	39,992,837	5,515,264
Less: accumulated depreciation	(11,614,250)	(14,297,511)	(1,971,717)
Less: accumulated impairment	(768,312)	(942,462)	(129,971)
Property and equipment, net	¥25,474,162	¥24,752,864	$3,413,576
Construction in progress	¥239,739	¥—	$—

Construction in progress pertains to infrastructure built for the Company’s oily sludge treatment projects.

Depreciation expenses were ¥2,773,122, ¥2,611,854 and ¥2,983,586 ($411,456) for the years ended June 30, 2021, 2022 and 2023, respectively.

Impairment loss for the property and equipment was ¥768,312, ¥nil and ¥174,150 ($24,017) for the years ended June 30, 2021, 2022 and 2023, respectively. As the Company’s certain properties and equipment were not able to generate enough future cashflow. Thus the Company decided to record full impairment of those properties and equipment.

Loss from property and equipment disposal was ¥19,590 and ¥48,628 for the years ended June 30, 2021 and 2022, respectively. Income from property and equipment disposal was ¥12,782 ($1,763) for the year ended June 30, 2023.